S000047014 [Member] Investment Objectives and Goals - BATS: Securitized Total Return Series	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BATS: Securitized Total Return Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the BATS: Securitized Total Return Series (formerly known as “BATS: Series A Portfolio”) (the “Fund”) is to seek a high level of current income consistent with capital preservation.